CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [abstract]
Disclosure of critical accounting estimates and judgements

4          CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)                  Provision for impairment of trade receivables

The provision for impairment of trade receivables are recognized on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information. The assessment of the ECL involves significant accounting estimations and judgements, including historical period selection by making reference to historical credit loss experience of each portfolio, trade receivables lifetime recovery information and other relevant data as well as forward looking estimates such as changes of future economics, unemployment rate forecast, market environment and customer portfolio at the end of each reporting period.